Nov. 02, 2020
BNY Mellon High Yield Beta ETF
BNY Mellon High Yield Beta ETF

November 2, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

BNY MELLON ETF TRUST

BNY Mellon High Yield Beta ETF

Supplement to the Current Summary Prospectuses and Prospectus

Each of the BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF (each, a “fund” and together, the “funds”) has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in the type of investments suggested by the fund’s name as well as synthetic instruments, such as derivatives, that have economic characteristics similar to such investments (the “80% test”).  Effective January 4, 2021 (the “effective date”), synthetic instruments will not be included for purposes of each fund’s 80% test.  This revision to the 80% test is not expected to change how each fund is managed.

In connection with the change in the 80% test, as of the effective date, the current Summary Prospectuses and Prospectus will be updated as follows:

BNY Mellon High Yield Beta ETF

The first paragraph of the fund’s “Principal Investment Strategy” section in the Prospectus and Summary Prospectus is replaced with the following:

The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Corporate High Yield Total Return Index.  The fund may also invest in derivatives with economic characteristics similar to such bonds or the index.   The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.